Annual Fund Operating Expenses - iShares TIPS Bond ETF - iShares TIPS Bond ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.19%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.19%

[1]	The amount rounded to 0.00%.